Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Major Components of Income Tax Income (Expense)

	2021	2020	2019
	S$’000	S$’000	S$’000
Income tax:
Current year	24,862	19,488	7,986
(Over) Underprovision of prior years	(34)	(69)	181

	24,828	19,419	8,167
Deferred tax:
Current year (Note 2 0 )	1,514	(557)	(1,004)
(Over) Underprovision of prior years (Note 20)	(598)	67	30

	916	(490)	(974)
Foreign withholding tax	2,493	2,374	331

	28,237	21,303	7,524

Summary of Reconciliation of Income Tax Expense (Income)
The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of
17
% (2020:
17
%, 2019:
17
%) to profit before income tax as a result of the following
differences:

	2021	2020	2019
	S$’000	S$’000	S$’000
Profit before income tax	132,079	107,397	81,060

Tax at the Singapore income tax rate	22,453	18,258	13,780
Tax effect of expenses that are not deductible in determining taxable profit	6,504	2,099	834
(Over) Under provision in prior years	(632)	(2)	211
Tax exempt income (Note A)	(6,454)	(2,274)	(7,004)
Effect of different tax rates of subsidiaries operating in other jurisdictions	15	(45)	(987)
Deferred tax asset not recognized	2,440	1,263	1,100
Previously unrecognized and unused tax losses now recognized as deferred tax assets	—	—	(403)
Utilization of tax losses previously not recognized as deferred tax asset	—	(364)	(279)
Deferred tax on foreseeable dividends	1,399	—	—
Foreign withholding tax	2,493	2,374	331
Others	19	(6)	(59)

Tax expense for the year	28,237	21,303	7,524

Note A:
Tax exempt income represent income of subsidiaries located in Singapore, Malaysia and Philippines that benefit from tax holiday. Refer to below for additional information on those subsidiaries tax holidays.

Summary of Unutilized Tax Losses Carryforward Available For Offsetting Against Future Taxable Income
The Group entities have unutilized tax losses carry forward available for offsetting against future taxable income as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Tax losses carry forward
Amount at beginning of year	10,957	7,004	4,431
Utilized during the year	—	(2,142)	(1,131)
Recognized as deferred tax	—	—	(1,612)
Arising during the year	9,570	6,095	5,316

Amount at end of year	20,527	10,957	7,004

Deferred tax asset on above unrecorded	4,803	2,363	1,100

Summary of Increase In Income Tax Expenses And Resulting Basic And Diluted Per Share	Had the Group not enjoyed income tax holidays for the years ended December 31, 2019, 2020 and 2021, the increase in income tax expenses and resulting basic and diluted earnings per share amounts would have been as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Increase in income tax expenses	2,102	2,083	8,017

	2021	2020	2019
	S$’000	S$’000	S$’000
Basic and diluted earnings per share	0.79	0.68	0.53